SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION
Schedule of assumptions used to estimate the fair value of the options
	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2010	1.30-2.40%	4.5 years	69.36-92.03%	0%
Granted in 2011	0.81-2.20%	4.5 years	60.02-82.78%	0%
Granted in 2012	0.68-1.19%	4.5 years	83.47-98.18%	0%

Summary of the option activity
	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2012	7,333,600	2.80	2.94	12,500
Modification on August 8, 2012		0.74
Granted	1,700,000	0.75	4.44
Forfeited	(1,177,000)	0.74	N/A
Outstanding on December 31, 2012	7,856,600	0.74	2.51	263,081
Vested or expected to vest at December 31, 2012	7,392,272	0.74	2.47	246,917
Exercisable at December 31, 2012	3,593,600	0.74	1.25	125,776